CHARLENE A. GRANT
Assistant Vice President
Insurance Counsel
Law Department
Phone: 949-219-7286
Fax: 949-219-6952
Charlene.Grant@pacificlife.com
March 8, 2007
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Re:	Registration Statement for Pacific Explorer Individual Flexible Premium Deferred Variable Annuity (File Number to be Assigned) funded by Separate Account A (File Number 811-09203) of Pacific Life & Annuity Company
Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Explorer Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Explorer” or “Contract”), which is funded by the Separate Account.
PL&A is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).”
The prospectus for Pacific Explorer is based on, and is substantially similar to, the prospectus for Pacific Voyages Individual Flexible Premium Deferred Variable Annuity (File No. 333-136598) (“Pacific Voyages”) offered by PL&A. The staff previously reviewed the Pacific Explorer disclosure in connection with its review of the Initial N-4 Filing (filed August 14, 2006), Pre-Effective Amendment No. 1 (filed November 8, 2006) and Pre-Effective Amendment No. 2 (filed on December 6, 2006) of Pacific Voyages. In addition, the staff is currently reviewing disclosure for the Flexible Lifetime Income Rider (Joint) as filed in Post-Effective Amendment No. 2 of Pacific Voyages (File No. 333-136597) offered by Pacific Life Insurance Company. Any comments received in connection with that filing will be made to Pacific Explorer.
By copy of this letter, we are sending a hard copy of the Pacific Explorer prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Pacific Voyages prospectus and SAI.
The prospectus disclosure included in Pacific Explorer differs materially from Pacific Voyages as follows:
1.	The Mortality & Expense is 0.90%.

2.	Offers a new rider that waives withdrawal charges for the life of the Contract.

Securities and Exchange Commission
Registration Statement for Pacific Explorer on behalf of PL&A
March 8, 2007

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-7286.

Sincerely,
/s/ CHARLENE A. GRANT

Charlene A. Grant